Annual Total Returns (Vanguard LifeStrategy Income Fund - Investor Shares Participant) (Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Income Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Annual Total Return
2013	3.40%
2012	6.54%
2011	3.77%
2010	9.22%
2009	12.08%
2008	(10.53%)
2007	6.70%
2006	7.93%
2005	3.23%
2004	6.01%